Registration No. 033-99520
                                                   File Number:    811-09134


                              United States
                   Securities and Exchange Commission
                          Washington, DC  20549


                               FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
      Post-Effective Amendment No. 9                                       X


                                and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
      Amendment No. 9                                                      X


Exact name of Registrant as Specified in Charter:
                     Manor Investment Funds, Inc.


Address of Principal Executive Offices:
                        15 Chester Commons
                        Malvern, PA  19355
                          610-722-0900


Name and Address of Agent for Service:
                        Daniel A. Morris
                       15 Chester Commons
                       Malvern, PA  19355


Approximate Date of Proposed Public Offering:
   As soon as practical after the Registration Statement becomes effective.


It is proposed that this filing will become effective:
X       immediately upon filing pursuant to paragraph (b)
        60 days after filing pursuant to paragraph (a) on (date) pursuant to paragraph (a) of rule 485
















     Pursuant to the requirements of (the Securities Act of 1933 and) the Investment Company Act of 1940 the Registrant (certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and) has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Borough of Malvern, and State of Pennsylvania on the 30th day of April, 2002.


                          Manor Investment Funds, Inc.

                          by Daniel A. Morris, President









Prospectus
April  2002

Manor Investment Funds, Inc.
15 Chester Commons, Malvern, PA  19355
610-722-0900         800-787-3334


Manor Investment Funds, Inc. (the "Fund"), an open-end management investment company, was incorporated in Pennsylvania on September 13, 1995. The Fund's registered office is 15 Chester Commons, Malvern, PA 19355. The company currently issues shares in three series, which we call "Funds". Each series has distinct investment objectives and policies, and a shareholder's interest is limited to the series in which he or she owns shares. The series are the Manor Fund, Growth Fund, and Bond Fund. Each is a "no-load" fund, and there are no sales or 12b-1 charges.

Manor Fund                 For Conservative Growth & Income

Growth Fund                            For Long-term Growth

Bond Fund                For Intermediate-term Fixed Income


The funds are designed for long-term investors, including those who wish to use shares of one or more series as a funding vehicle for tax-deferred plans, including tax-qualified retirement plans and Individual Retirement Account
(IRA) plans.

Fund Share Purchase
Shares of the Funds may only be purchased from the Fund at net asset value as Next determined after receipt of order. The minimum initial purchase is $1,000 and the minimum subsequent purchase is $100.

These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has it passed upon the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense.








            Manor Investment Funds, Inc.

               Table of Contents




Investments, Risks, and Performance

    Investment Objectives                               3
    Principal Investment Strategies                     3
    Principal Risks                                     4
    Performance Information                             4

Fee Table

    Fee Table                                           8

Investment Objectives, Principal Investments
Strategies & Related Risks

    Investment Objectives                               9
    Principal Investment Strategies                     9
    Related Risks                                      12

Management, Organization & Capital Structure

    Management                                         13
    Investment Advisor                                 13
    Capital Structure                                  14
    Voting Rights                                      14

Shareholder Information

    Pricing of Shares                                  15
    Purchasing Shares                                  15
    Dividends and Distributions                        15
    Redemptions                                        16
    Taxes                                              16
    Reports to Shareholders                            17
    Retirement Accounts                                17

Distribution
    Distribution                                       17

Financial Highlights & Information
    Financial Highlights                               17

Account Application

    Account Application                                21

Statement of Privacy

    Privacy Statement                                  23















INVESTMENTS, RISKS, AND PERFORMANCE


Investment Objectives

The Manor Fund seeks long-term capital appreciation and a moderate level of income. The Growth Fund seeks long-term capital appreciation. The Bond Fund seeks to provide current income.


Principal Investment Strategies

The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization of approximately $50 billion, or more. The Manor Fund generally invests in companies with growing earnings and dividends, a high level of free cash flow available to finance growth or repurchase outstanding shares, and a strong financial structure to support future growth. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets. The Manor Fund generally holds individual investments for three to five years.

The Growth Fund invests primarily in the common stock of large to mid-sized corporations with an average market capitalization of approximately $2 billion, or more. The Growth Fund generally invests in companies that have strong growth in earnings or revenues, the potential to maintain above average growth, and a reasonable valuation relative to the growth potential. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to more than double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets. The Growth Fund generally holds individual investments for three to five years.

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or GNMA's, FNMA's and FHLB's. The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment.

Principal Risks

An investor could lose money through their investment in the funds. The Funds are intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Manor Fund include:
the possibility of a general decline in the stock market, the possibility that a shift in economic conditions will adversely impact large corporations, or that the Fund manager will be unsuccessful in identifying attractive investments.

Risks in the Growth Fund include:
the possibility of a general decline in the stock market,the possibility that a shift in economic conditions will adversely impact companies with high growth rates, or that the Fund manager will be unsuccessful in identifying attractive investments.

Risks in the Bond Fund include:
the possibility that a rise in interest rates or inflation expectations will result in a decline in the value of portfolio investments, or that the portfolio manager will be unsuccessful in structuring the portfolio to take advantage of shifts in the interest rate markets.

In addition to the risks outlined above each Fund carries the risk that, Daniel
A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.


Performance Information

The bar charts and tables below provide an indication of the risk of investing in the Fund. The Bar chart shows the performance before taxes for each Fund since inception. The table shows average annual returns for each Fund compared to a broad-based securities index and an average of other Funds in a peer group. The calculation assumes reinvestment of all dividends and distributions and reflects the effect of all recurring fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Past performanceof the Fund, before and after taxes, does not indicate how the Fund will perform in the future.






Performance Information for  the Manor Fund


During the period shown in the bar chart above the lowest return for a calendar quarter for the Manor Fund was -20.24% during the 3rd Quarter 2001, the highest return was 16.7% during the 4th Quarter 1998.



                                                 Manor Fund
                                        Average Annual Total Returns
                                  For the Periods ended December 31, 2001

                                    1 Year          5 Year     Since Inception
                                                                   9/26/95
Return before Taxes               -16.24 %          4.19 %           5.19 %
Return After Taxes on
     Distributions                -16.24 %          3.68 %           4.72 %
Return After Taxes on
     Distributions and Sale
      of Fund Shares              10.56 %           6.13 %           3.89 %


Lipper Large-Cap Core Mutual Fund Index
   Reflects no deduction
   for Taxes                     -12.84 %          5.67 %          13.15 %
S&P 500 Index
Reflects no deduction for fees,
     expenses or taxes            11.79 %         10.72 %           8.36 %



The primary index for comparison is the Lipper Large Cap Core Index. This index, compiled by Lipper Analytical, Inc., is comprised of other mutual funds managed using similar investment objectives as the Manor Fund. The S&P 500 is a broad market index of large capitalization stocks.







Performance Information for the Growth Fund


During the period shown in the bar chart above, the lowest return for a calendar quarter for the Growth Fund was -18.60% for the 4th Quarter of 2000, the highest return was 21.2% during the 4th Quarter of 1999.



                                        Growth Fund
                                Average Annual Total Returns
                          For the Periods ended December 31, 2001



                                           1 Year               Since
                                                            Inception
                                                              6/30/99

Return before Taxes                         5.77 %               5.85 %

Return After Taxes
   on Distributions                         3.52 %               3.67 %

Return After Taxes
   on Distributions
   and Sale of Fund Shares                  3.75 %               3.12 %

Lipper US Gov't Mutual Fund Index
    Reflects no deduction for taxes         6.66 %               7.44 %

Lehman Intermediate-term Treasury Index
    Reflects no deduction for fees,
    expenses or taxes                       7.98 %               7.62 %



The primary index for comparison is the Lipper Multi Cap Growth Index. This index, compiled by Lipper Analytical, Inc., is comprised of other mutual funds managed using similar investment objectives as the Growth Fund. The S&P 500 Index is a broad market index of large capitalization stocks.





Performance Information  for the Bond Fund

During the period shown in the bar chart above, the lowest return for a calendar quarter was -0.63% for the 4th Quarter of 2001, the highest return was 4.14% during the 3rd Quarter of 2001.


                                         Bond Fund
                                Average Annual Total Returns
                          For the Periods ended December 31, 2001



                                          1 Year                Since
                                                            Inception
                                                              6/30/99

Return before Taxes                       -6.18 %               -4.33 %

Return After Taxes on Distributions       -6.18 %               -4.33 %
Return After Taxes on Distributions
    and Sale of Fund Shares               -4.02 %               -3.44 %

Lipper Large-Cap Growth Mutual Fund Index
    Reflects no deduction for taxes      -23.87 %              -13.52 %

S&P 500 Index
    Reflects no deduction for fees,
    expenses or taxes                    -11.79 %               -5.68 %


The primary index for comparison is the Lipper US Government Index. This index,compiled by Lipper Analytical, Inc., is comprised of other mutual funds managed using similar investment objectives as the Bond Fund. The Lehman Intermediate Government Index is an index of US Government Notes with a maximum maturity of 10 years.




FEE TABLE

The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ending December 31, 2001.


Example
                                             Manor     Growth     Bond
                                              Fund       Fund      Fund
Annual Fund Operating Expenses
(expenses that are deducted from fund assets)
       Management fees                        1.0%       1.0%      0.5%
       All other expenses                     0.5%       0.5%      0.5%
                                             -----      -----     -----
Total operating expenses *                    1.5%       1.5%      1.0%
                                             =====      =====     =====


This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



Fund             1 Year     3 Years     5 Years     10 Years
Manor Fund       $ 156      $ 488       $ 843        $ 1,628
Growth Fund      $ 156      $ 488          NA           NA
Bond Fund        $ 105      $ 327          NA           NA





This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.





INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES & RELATED RISKS


Investment Objectives
The Manor Fund seeks long-term capital appreciation and a moderate level of income.
The Growth Fund seeks long-term capital appreciation.
The Bond Fund seeks to provide current income.


Principal Investment Strategies

The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization of approximately $50 billion, or more. The fund may also invest in the preferred stock or the corporate fixed income securities of these companies that are convertible into common stock. The primary consideration in the selection of stock investments for the Manor Fund is the current price of the shares relative to the earnings and potential growth of earnings for each company. The Manor Fund generally invests in companies with growing earnings and dividends, a high level of free cash flow available to finance growth or repurchase outstanding shares, and a strong financial structure to support future growth. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.

Under normal market conditions, the Manor Fund should be fully invested. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

The Manor Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.



In seeking to achieve its investment objective, the Manor Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.


The Growth Fund invests primarily in the common stock of large to mid-sized corporations with an average market capitalization of approximately $2 billion, or more. The Growth Fund generally invests in companies that have strong growth in earnings or revenues, the potential to maintain above average growth, and a reasonable valuation relative to the growth potential. The Growth Fund generally invests in companies with a high level of free cash flow available to finance growth or repurchase outstanding shares, and products or services that provide a comparative advantage over competitors. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to more than double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.

Under normal market conditions, the Growth Fund should be fully invested. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

The Growth Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.




In seeking to achieve its investment objective, the Growth Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or GNMA's, FNMA's and FHLB's. The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment. The Bond Fund generally maintains an overall credit rating of A or better for portfolio securities, as measured by Moodys or S&P. The Fund may also invest in short term securities issued at a
discount to face value such as    U.S. Treasury bills.  Zero coupon securities
with maturities greater than one year will not generally comprise more than 10% of the portfolio.

The Bond Fund will generally hold investments to maturity; however, positions may be liquidated to shift the interest rate sensitivity of the portfolio in response to changing market and economic conditions. The portfolio manager will actively manage the average maturity of the portfolio by reducing the maturity of portfolio securities in anticipation of rising interest rate environments and extending the maturity of portfolio securities in anticipation of falling interest rate environments. The Fund may also invest up to 35% of
the portfolio in corporate  debt    instruments if these investments provide
attractive return potential.














Related Risks

In addition to the risks associated with the investment strategy for any particular fund an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, and the effect of inflation.


Market Risk
In the event of a general market decline the value of the funds could decline even if the manager has moved to a defensive position. The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally.

Interest Rate Risk
If interest rates increase the value of portfolio investments could decline as the market adjusts to the reduced demand for stock and long term bond investments. The potential for fluctuations in bond prices is primarily due to changes in interest rates. Bonds with longer maturities have greater interest rate risk than bonds of shorter maturities.

Credit Risk
Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned abut the ability of creditors to continue debt service on an ongoing basis. Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity. Credit ratings are an attempt to assess this risk. Generally, the lower a bond's credit rating the higher the interest the bond must pay to attract investors and compensate them for taking additional risk.

Inflation Risk
Inflation is the impact of rising prices over time, it has the effect of reducing the future value of financial assets due to decreased purchasing power. For an investor to be better off their portfolio must increase in value faster than the rate of inflation. Inflation, and investor's expectation of future inflation, also effects the current value of portfolio investments. If investors expect inflation to rise in the future they will demand a higher return to compensate for the increase. This will force the price of fixed income securities lower, raising yields. The increase in yields will increase the financing costs for companies, thereby reducing earnings. The reduction in earnings could then lead to lower stock prices.






MANAGEMENT, ORGANIZATION & CAPITAL STRUCTURE

Management
Shareholders meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors supervise the operation of the Fund in accordance with its stated objectives, policies, and investment restrictions. The Board appoints the officers to run the Fund and selects an Investment Adviser to provide investment advice. It meets four times a year to review Fund progress and status. In addition, a non-interested Director performs an independent audit whenever requested by the Board.

Investment Adviser
Morris Capital Advisors, Inc., 15 Chester Commons, Malvern, PA is a Pennsylvania corporation that acts as sole Investment Adviser to the Fund. Mr. Daniel A. Morris owns all outstanding shares of Morris Capital Advisors, Inc. He is the director and officer of the Investment Adviser and is also president of the Fund.

Daniel A. Morris is responsible for security analysis and portfolio management decisions on a day-to-day basis. Mr. Morris has been a shareholder, executive officer and portfolio manager for investment advisors to mutual funds and other investors since 1981.

On September 18, 1995 the shareholders of the Fund approved a management and advisory contract with Morris Capital Advisors, Inc., to act as Investment Adviser of the Fund, which was unanimously approved by the Board of Directors. This agreement will continue on a year to year basis provided that approval is voted at least annually by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940.

Under the agreement, the Investment Adviser will direct the purchase or sale of investment securities in accordance with the stated objectives of the Fund,
under the review of the Directors of the Fund.    The Agreement may be
terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to the Investment Adviser. In the event of its assignment, the Agreement will terminate automatically. For these services the Fund has agreed to pay to Morris Capital Advisors, Incorporated a fee of 1% per year on the net assets of the Funds (0.5% for the Bond Fund). This rate of the advisory fee is generally higher than that paid by most mutual funds. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Investment Adviser will forego all or a portion of its fees in order to hold the total expenses of the Funds to no more than 1.5% of averaged assets (1.0% for the Bond Fund).

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and advisory services to the Fund; and to make specific recommendations based on the Fund's investment requirements. Fees of the custodian, registrar, and transfer agents shall be paid by the Fund.
The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Adviser, if any; legal and accounting fees; interest, taxes, and brokerage commissions, record keeping and the expense of operating its offices. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of rescinded purchases.


Capital Structure
The authorized capitalization of the Funds is 10,000,000 shares of common stock of $.001 par value per share. Each Fund share has equal dividend, distribution and liquidation rights of that Fund.

Voting Rights
Each holder of common stock has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all the directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director. Issues specific to a particular Fund are voted only by shareholders of that Fund.



SHAREHOLDER INFORMATION

Pricing of Shares
The net asset value of the Fund's shares are determined as of the close of trading (presently 4:00 p.m.) on the New York Stock Exchange on each business day the Exchange is open. The Exchange is closed on most national holidays. The net asset value is not calculated if the New York Stock Exchange is closed for trading. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market. Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.

Purchasing Shares
The offering price of shares is the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund. The Fund will maintain an account for each shareholder.

Initial purchase of shares of the Fund must be made by application to the Fund. To purchase shares mail a check payable to Manor Investment Funds, Inc., complete the application form included in this prospectus, and mail to Manor Investment Funds, 15 Chester Commons, Malvern, PA 19355. For additional information contact the Fund at 610-722-0900. Subsequent purchases may be made by mail or in person. The minimum is $100, but less may be accepted under special circumstances. Shareholders may also authorize the fund to automatically debit their bank account to purchase shares by completing the necessary information on their account application. Shareholders may also purchase shares of any Fund by directing a transfer from another Fund by telephone. Shares can also be purchased by automatic payroll deduction, or by automatic deduction from an account that you specify.

Dividends and Distributions
The Fund will automatically retain and reinvest dividends and capital gain distributions and purchase additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.

Redemptions
The Fund will redeem all or any portion of the total amount of the shares of any shareholder upon written request for redemption signed by the shareholder. Proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange may be required unless management knows the shareholder.

Shares are redeemed at the net asset value per share next determined after notice is received by the Fund. The proceeds received by the shareholder may be more or less than the cost of such shares, depending upon the net asset value per share at the time of redemption; the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made by check within seven days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable.

To redeem shares send your written request to Manor Investment Funds, 15 Chester Commons, Malvern, PA 19355. For additional information contact the Fund at 610-722-0900.

Taxes
The Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code").

Distribution of any net long-term capital gains realized by the fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.
The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on the application form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up ithholding, or that you are exempt from back-up withholding.

Reports to Shareholders
The Fund sends shareholders quarterly reports showing the value of their account and the performance of the Fund. Shareholders also receive annual reports containing certified financial statements and other periodic reports, at least semiannually, containing unaudited financial statements.

Retirement Accounts
The Fund maintains Individual Retirement Accounts that allow you to invest in a Regular IRA, Roth IRA or SIMPLE IRA on a tax deferred basis. You may also "roll over" or transfer a lump sum distribution from a qualified pension or profit-sharing plan to your IRA, thereby postponing federal income tax on the distribution. If your employer has a Simplified Employee Pension Plan (SEP), you may establish a Regular IRA with the Fund to which your employer may contribute, subject to special rules designed to avoid discrimination.

There is no charge to open and maintain an IRA account with Manor Investment Funds. The Board of Directors may change this policy if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty. A Disclosure Statement describing the general provisions of the retirement account is provided for all prospective account holders, as required by U.S. Treasury Regulations.



DISTRIBUTION

The Fund acts as transfer agent for its own shares. First National Bank of Chester County acts as trustee for the Fund.


FINANCIAL HIGHLIGHTS INFORMATION

The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Claude B. Granese, CPA, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information and the Annual Report, which is available upon request.



                                  Manor Fund

                                                 Year Ending

                                       2001     2000     1999     1998    1997
PER SHARE OPERATING PERFORMANCE:
Net Asset Value,
    Beginning                       $ 15.76  $ 17.08  $ 15.46  $ 13.77  $ 11.13
    Net Investment
      Income (loss)                   (0.02)   (0.06)    0.07     0.03     0.06
    Net Realized &
      Unrealized Gain(loss)            2.54)  ( 1.26)    1.62     1.85     2.90
                                    -------   ------    ------   ------   ------
   Total  from Operations             (2.56)   (1.32)    1.69     1.88     2.96
                                    -------   ------    ------   ------   ------

Dividend from:
    Net investment income             - 0 -    - 0 -    (0.07)   (0.03)   (0.06)
Net realized gains                    - 0 -    - 0 -    - 0 -     0.16    (0.26)
                                    -------   ------    ------   ------   ------
                                      - 0 -   - 0 -     - 0 -     0.19   ( 0.32)
                                    -------   ------    ------   ------   ------

Net Asset Value,
     Ending                        $  13.20 $  15.76 $  17.08  $  15.46 $  13.77
                                   ======== ======== ========  ======== ========
Total Investment
   Return                            -16.24%   -7.73 %  10.95 %  13.65 % 25.52 %
                                   ======== ======== ========  ======== ========
Total Investment



RATIOS / SUPPLEMENTAL DATA:

Net assets, end of year (000's)     $2,087    $2,569    $2,956   $2,659   $1,499
Ratio of expenses to
    average net assets                1.50%     1.50%    1.50%     1.50%   1.42%
Ratio of Net Investment
    Income to Average Assets          0.11%    -0.32%    0.44%     0.22%   0.50%

Portfolio Turnover rate                 28%     17.0%    19.0%     23.0%   27.0%






                                    Growth Fund

                                         Year Ending
                                                                     6/30/99 to
                                           2001          2000          12/31/99

PER SHARE OPERATING PERFORMANCE:
    Net Asset Value, beginning          $   9.54     $  11.72          $  10.00
    Net Investment Income (loss)           (0.05)       (0.05)             -0-
    Net Realized & Unrealized Gain(loss)   (0.54)       (2.13)             1.72
                                         --------     --------         --------
       Total  from Operations              (0.59)       (2.18)             1.72


Dividends from:
    Net investment income                  - 0 -        - 0 -             - 0 -
    Net realized gains                     - 0 -        - 0 -             - 0 -


Net Asset Value, ending                $    8.95    $    9.54         $   11.72
                                        ========     ========          ========

Total Investment Return                   -6.18 %     -18.6 %            17.2 %
                                        ========     ========          ========


RATIOS / SUPPLEMENTAL DATA:

    Net assets, end of year (000's)      $ 1,522       $ 1,528          $ 1,137
    Ratio of expenses to
        average net assets                 1.50 %        1.52 %           1.49 %
    Ratio of Net Investment Income
        to Average Assets                 -0.53 %       -0.44 %           0.01 %
    Portfolio Turnover rate (annualized)   33.6 %        16.0 %           4.04 %







                                          Bond Fund

                                          Year Ending           6/30/99 to
                                            2001        2000      12/31/99
Net Asset Value, beginning             $   10.39     $   9.90    $   10.00
Net Investment Income (loss)                0.43         0.46         0.18
Net Realized & Unrealized Gain(loss)        0.23         0.47        (0.11)
                                           -----        -----        -----
   Total from Operations                    0.66         0.93         0.07

Net investment income                      (0.04)       (0.44)       (0.17)
Net realized gains                         - 0 -        - 0 -        - 0 -
                                           -----        -----        -----
                                           (0.04)       (0.44)       (0.17)
                                           =====        =====        =====

Net Asset Value, ending                   $ 10.63     $ 10.39      $  9.90
                                            =====       =====        =====

Total Investment Return                     6.35%        9.5 %        0.7 %
                                            =====       =====        =====



RATIOS / SUPPLEMENTAL DATA:

Net assets, end of year (000's)            $  1,476     $  803      $  427
Ratio of expenses to average net assets       1.00 %     1.00 %      1.00 %
Ratio of Net Investment Income to
     Average Assets                           4.01 %     4.45 %      3.58 %
Portfolio Turnover rate                      - 0 -       - 0 -        - 0 -






Manor Investment Funds, Inc.


New Account Application





Use this form for individual, custodial, trust, profit sharing or pension plan accounts. For any additional information please contact the Fund at 610-722-0900 or 800-787-3334.
_______________________________________________________________
Investments
		               Initial Investment:  $ _______________________
                                          (Minimum initial investment $1,000)

Fund Selection:                                               (must total 100%)






Make your check payable to:
Manor Investment Funds, Inc.
15 Chester Commons, Malvern, PA  19355
_______________________________________________________________

2. Registration     (please print)

Individual

__________________________________________________________________________
 First Name                 MI                                Last Name

__________________________________________________________________________
Social Security #                                              Birthdate

Joint Owner*

__________________________________________________________________________
First Name                   MI                               Last Name

__________________________________________________________________________
Social Security #                                              Birthdate

* Registration will be Joint Tenancy with Rights of survivorship (JTWROS) unless otherwise specified.

Gift to Minors

__________________________________________________________________________
Custodian's First Name                   MI              Last Name

__________________________________________________________________________
Minor's First Name                       MI              Last Name

__________________________________________________________________________
Minor's Social Security #                             Minor's Birthdate

Minor's State of Residence :  ______________________________________



Corporation **,  Trust, Estate, Pension Plan, Partnership, or other Entity***:

 ___________________________________________________
 Name

____________________________                      ________________________
Social Security # or Tax ID #                        Date of Agreement

**Corporate Resolution is required.   *** Additional documentation and
certification may be required.
___________________________________________________________________

3. Mailing Address     (please print)

   __________________________________________________________________
    Street                                            Apt./Suite

   __________________________________________________________________
    City                                 State            Zip

    __________________________________________________________________
    Daytime Phone #                                   Evening Phone #
___________________________________________________________________

4. Distribution Options

      Dividends and capital gains will be reinvested if no option is selected.

	___Pay all income in cash.        ____Pay all capital gains in cash.
___________________________________________________________________

5. Signature and Certification required by the Internal Revenue Service

Neither the Fund nor its transfer agent will be responsible for the authenticity of transaction instructions received by telephone, provided that reasonable security procedures have been followed.

Under the penalty of perjury, I certify that (1) the Social Security Number or Taxpayer Identification Number shown on this form is my correct Taxpayer Identification Number, and (2) I am not subject to backup withholding either as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. The IRS does not require your consent to any provision of the document other than the certifications required to avoid backup withholding.

_________________________________________________     	__________________
Signature of Owner or Custodian         		              Date

_________________________________________________    	__________________
Signature of Co-owner                   			      Date

If shares are to be registered in (1) joint names, both persons should sign,
(2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on the space provided below.
Print name and title of officer signing for a corporation or other entity

6. Automatic Deposit Authorization:   Appropriate form available upon request.











MANOR INVESTMENT FUNDS, INC.

 Statement of Privacy

Manor Investment Funds, Inc., (MIF), believes that our clients' personal information is private and the employees of Manor Investment Funds, Inc. hold themselves to the highest standards to ensure that clients can trust our commitment to this policy.

MIF limits the collection and use of personal information to that which is necessary to administer our clients' accounts, to provide customer services
and/or to fulfill legal and regulatory requirements.       We collect this
information about clients from your applications, forms, and from your transactions with us.

MIF does not share personal information about clients or former clients to any outside third party unless we are required by law and/or regulatory procedures, or receive your prior written consent.

MIF discloses nonpublic information about our clients to financial service providers, such as securities broker-dealers executing security transactions, or transfer agents authorized to maintain client accounts.

MIF restricts access to nonpublic personal information about you only to those employees who need to know that information to provide products or services to you. We maintain physical and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Manor Investment Funds, Inc. will continue to review our efforts to ensure client privacy and make every effort to keep your personal information accurate, current and confidential.

















PROSPECTUS

Manor Investment Funds, Inc.
15 Chester Commons, Malvern, PA  19355
610-722-0900         800-787-3334



A  no-load, open-end management investment company issuing shares in three
series;   the Manor Fund, the Growth Fund, and the Bond Fund.  The Funds are
designed for long-term investors.


Additional Information
Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

This Prospectus, which should be retained for future reference, is designed to set forth concisely the information that you should know before you invest. A Statement of Additional Information (SAI), dated April 30, 2001, is incorporated by reference into this prospectus. This means that it is legally part of this Prospectus. A copy of the SAI may be obtained without charge by writing or calling the Fund directly at 800-787-3334. Annual and Semi-annual reports are also available upon request.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's Internet site at http:\\www.sec.gov. Copies may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.



Investment Company Act File No. 811-0913














 FORM N-1A

PART B
STATEMENT OF ADDITIONAL INFORMATION


April 30, 2002

Manor Investment Funds, Inc.

Malvern, PA  19355
610-722-0900
800-787-3334


	This Statement of Additional Information is not a Prospectus, and should be read in conjunction with the Fund's current Prospectus (dated 4/30/2002). To obtain the Prospectus, please write the Fund or call either of the telephone numbers that are shown above.

TABLE OF CONTENTS

Fund History                                           1
Description of the Fund and its Investments & Risks    2
Management of the Fund                                 5
Control Persons and Principal Holders of Securities    6
Investment Advisory and Other Services                 6
Brokerage Allocation and Other Practices               7
Capital Stock and Other Securities                     7
Purchase, Redemption and Pricing of Shares             7
Taxation of the Fund                                   8
Underwriters                                           9
Calculation of Performance Data                        9
Financial Statements                                  10

	No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated 4/30/2002 and, if given or made, such information or representations may not be relied upon as having been authorized by Manor Investment Funds, Inc.

	This Statement of Additional Information does not constitute an offer to sell securities.















FUND HISTORY

Manor Investment Funds, Inc. (the "Fund") is an open-end management investment company. The Fund was incorporated in Pennsylvania on September 13, 1995.
The Fund's registered office is 15 Chester Commons, Malvern, PA 19355. The company currently issues shares in three series, which we call "Funds".
Each series has distinct investment objectives and policies, and a shareholder's interest is limited to the series in which he or she owns shares. The series are the Manor Fund, Growth Fund, and Bond Fund. Each is a "no-load" fund, and there are no sales or 12b-1 charges.

DISCRIPTION OF THE FUNDS AND ITS INVESTMENTS AND RISKS

The mutual funds offered are the Manor Fund, Growth Fund, and Bond Fund. Each of the Funds is a no-load "mutual fund." There is no commission or charge when shares are purchased, and no 12b-1 charges. The Funds are a series of Manor Investment Funds, Inc., and each Fund is a separate portfolio of securities and other assets, with its own investment objective and policies. Morris Capital Advisors, Inc. provides investment advisory and administrative services to the Funds.

Investment Objectives
The Manor Fund seeks long-term capital appreciation and a moderate level of income.
The Growth Fund seeks long-term capital appreciation.
The Bond Fund seeks to provide current income.

Principal Investment Strategies
The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization of approximately $50 billion, or more. The fund may also invest in the preferred stock or the corporate fixed income securities of these companies that are convertible into common stock. The primary consideration in the selection of stock investments for the Manor
Fund is the current price of the shares relative to the earnings and potential growth of earnings for each company. The Manor Fund generally invests in companies with growing earnings and dividends, a high level of free cash flow available to finance growth or repurchase outstanding shares, and a strong financial structure to support future growth. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.

Under normal market conditions, the Manor Fund should be fully invested. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

The Manor Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.

In seeking to achieve its investment objective, the Manor Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

The Growth Fund invests primarily in the common stock of large to mid-sized corporations with an average market capitalization of approximately $2 billion, or more. The Growth Fund generally invests in companies that have strong growth in earnings or revenues, the potential to maintain above average growth, and a reasonable valuation relative to the growth potential. The Growth Fund generally invests in companies with a high level of free cash flow available to finance growth or repurchase outstanding shares, and products or services that provide a comparative advantage over competitors. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to more than double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.

Under normal market conditions, the Growth Fund should be fully invested. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable,the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

The Growth Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.

In seeking to achieve its investment objective, the Growth Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or GNMA's, FNMA's and FHLB's. The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment. The Bond Fund generally maintains an overall credit rating of A or better for portfolio securities, as measured by Moodys or S&P. The Fund may also invest in short term securities issued at a discount to face value such as U.S. Treasury bills. Zero coupon securities with maturities greater than one year will not generally comprise more than 10% of the portfolio.

The Bond Fund will generally hold investments to maturity; however, positions may be liquidated to shift the interest rate sensitivity of the portfolio in response to changing market and economic conditions. The portfolio manager will actively manage the average maturity of the portfolio by reducing the maturity of portfolio securities in anticipation of rising interest rate environments and extending the maturity of portfolio securities in anticipation of falling interest rate environments. The Fund may also invest up to 35% of the portfolio in corporate debt instruments if these investments provide attractive return potential.


Related Risks
In addition to the risks associated with the investment strategy for any particular fund an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, and the effect of inflation.

Market Risk
In the event of a general market decline the value of the funds could decline even if the manager has moved to a defensive position. The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally.

Interest Rate Risk
If interest rates increase the value of portfolio investments could decline as the market adjusts to the reduced demand for stock and long term bond investments. The potential for fluctuations in bond prices is primarily due to changes in interest rates. Bonds with longer maturities have greater interest rate risk than bonds of shorter maturities.


Credit Risk
Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned abut the ability of creditors to continue debt service on an ongoing basis. Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity. Credit ratings are an attempt to assess this risk. Generally, the lower a bond's credit rating the higher the interest the bond must pay to attract investors and compensate them for taking additional risk.

Inflation Risk
Inflation is the impact of rising prices over time, it has the effect of reducing the future value of financial assets due to decreased purchasing power. For an investor to be better off their portfolio must increase in value faster than the rate of inflation. Inflation, and investor's expectation of future inflation, also effects the current value of portfolio investments. If investors expect inflation to rise in the future they will demand a higher return to compensate for the increase. This will force the price of fixed income securities lower, raising yields. The increase in yields will increase the financing costs for companies, thereby reducing earnings. The reduction in earnings could then lead to lower stock prices.


Other Strategies
Under normal market conditions, each Fund should be fully invested in the types of securities described above. Within the limitations described in this prospectus, the percentages of Fund assets invested will vary in accordance with the judgement of the Advisor. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

In seeking to achieve its investment objective, each Fund ordinarily invests on a long-term basis. Occasionally, securities purchased on a long-term basis may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

Portfolio Turnover Policy
The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, as computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.


Policies
	The By-Laws of the Fund provide the following fundamental investment restrictions; the Fund may not, except by the approval of a majority of the outstanding shares:

(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in disposing of its own portfolio.
(b) Issue senior securities, borrow money, or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more that 10% of the Fund's assets in the open market involving only customary brokers commissions.
(e) Invest more that 25% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) Purchase or retain securities of any issuer if the officers and directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any class of security, collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.




MANAGEMENT OF THE FUND

Board of Directors
	The Officers and Directors of the Fund have agreed to serve without compensation, their addresses, principal occupations during the past five years are:

DANIEL A. MORRIS
Mr. Morris is President of the Fund and President of Morris Capital
Advisors, Inc., investment adviser to the Fund. Prior to founding Morris Capital Advisors, Inc., he was Senior Vice President of Consistent Asset Management Company, an investment adviser for separate accounts and registered investment companies. Mr. Morris resides at 304 Albermarle Grove, West Chester, PA. As President of the Fund, he is considered an Interested Director.

BRUCE LAVERTY
Mr. Laverty is a Partner of the law firm Valocchi, Fischer & Laverty, legal counsel to the Fund. Mr. Laverty resides at 568 Spring Oaks Road, West Chester, PA. As Legal Counsel to the Fund, he is considered an Interested Director.

ALAN WEINTRAUB
Mr. Weintraub is Chief Technical Officer with Qumas, Cork Ireland. Mr. Weintraub resides at 305 Albermarle Grove, West Chester, PA.

JAMES MCFADDEN
Mr. McFadden is Vice President of Marketing for MBNA Corporation. Mr. McFadden resides at 461 Crescent Drive, West Chester, PA.

RICHARD KUND, JR.
Mr. Kund is Director of Business Development for Professional Detailing, Inc. Mr. Kund resides at 304 Hidden Creek Drive, Hatboro,PA

FRED MYERS
Mr. Myers is founding Partner of the accounting firm of Myers & Associates, CPA's. Mr. Myers resides at 302 Albermarle Grove, West Chester, PA.

EDWARD MATEJKOVIC
Mr. Matejkovic is the Director of Athletics for West Chester University. He resides at 529 E. Saxony Dr. Exton, PA.

EDWARD SZKUDLAPSKI
Mr. Erlichman is President of Eclipse Business Systems. Mr. Szkudlapski resides at 6 Glenmoore Dr., Glen Mills, PA.

DONALD THOMPSON
Mr. Thompson is a Network Administrator and Healthcare Consultant. Mr. Thompson resides at 5 Salisbury Lane, Malvern, PA


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of December 31, 2000, Daniel A. Morris owned or beneficially owned 5.5% of the value of Fund shares, outstanding. As of December 31, 2001, two other shareholders, owned or beneficially owned more than 5% of the value of the Fund shares outstanding. Leonard and Deborah Capuzzi and Bradley Allen owned or beneficially owned 10.1% and 5.5%, respectively, of the value of the Fund shares outstanding. The Officers and Directors owned or beneficially owned as a group 15.7% of the value of the Fund shares outstanding. Other than the foregoing, the Fund was not aware of any person who, as of December 31, 2001, owned or beneficially owned more than 5% of the value of the Fund shares outstanding.

INVESTMENT ADVISORY AND OTHER SERVICES
	Morris Capital Advisors, Inc., 15 Chester Commons Street, Malvern, PA, is a Pennsylvania corporation that acts as sole Investment Adviser to the Fund.
Mr. Daniel A. Morris is the sole owner, director and officer of the Investment Adviser and is also president of the Fund. Mr. Morris owns all outstanding shares of Morris Capital Advisors, Inc. and he is the largest shareholder of Manor Investment Funds. Mr. Morris has been a shareholder, executive officer and portfolio manager for investment advisers to mutual funds and other investors since 1981.

	On September 18, 1995 the shareholders of the Fund approved a management and advisory contract with Morris Capital Advisors, Inc., to act as Investment Adviser of the Fund, which was unanimously approved by the Board of Directors. This agreement will continue on a year to year basis provided that approval is voted at least annually by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940.

	Under the agreement, the Investment Adviser will direct the purchase or sale of investment securities in accordance with the stated objectives of the Fund, under the review of the Directors of the Fund. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to the Investment Adviser. In the event of its assignment, the Agreement will terminate automatically. For these services the Fund has agreed to pay to Morris Capital Advisors, Incorporated a fee of 1% per year on the net assets of the Funds (0.5% for the Bond Fund). This rate is generally higher than that paid by most mutual funds. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Investment Adviser will forego all or a portion of its fees in order to hold the total expenses of the Fund to no more than 1.5% of averaged assets (1.0% for the Bond Fund).

	Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and advisory services to the Fund; and to make specific recommendations based on the Fund's investment requirements. Fees of the custodian, registrar, and transfer agents shall be paid by the Fund. The
Fund pays all other expenses, including fees and expenses of directors not affiliated with the Adviser, if any; legal and accounting fees; interest, taxes, and brokerage commissions, recordkeeping and the expense of operating its offices. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of rescinded purchases.


BROKERAGE ALLOCATION AND OTHER PRACTICES
	The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. Where consistent with best price and execution and in light of its limited resources, the Fund will deal with primary market makers in placing over-the-counter portfolio orders.

	The Fund places all orders for purchase and sale of its portfolio securities through the Fund President who is answerable to the Fund Board of Directors. He may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. Those services may include economic studies, industry studies, security analysis and reports, sales literature and statistical services furnished either directly to the Fund or to the Adviser. No effort is made inany given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Adviser.

	Brokerage commissions for the year ended December 31, 2001 was $2,197.60. Other than set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to brokers furnishing materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.


CAPITAL STOCK AND OTHER SECURITIES
The authorized capitalization of the Funds is 10,000,000 shares of common stock of $.001 par value per share. Each Fund share has equal dividend, distribution and liquidation rights of that Fund.

Voting Rights
Each holder of common stock has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all the directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director. Issues specific to a particular Fund are voted only by shareholders of that Fund.


PURCHASE, REDEMPTION AND PRICING OF SHARES
Purchasing Shares
The offering price of shares is the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund. The Fund will maintain an account for each shareholder.

Initial purchase of shares of the Fund must be made by application to the Fund. To purchase shares mail a check payable to Manor Investment Funds, Inc., complete the application form included in this prospectus, and mail to Manor Investment Funds, 15 Chester Commons, Malvern, PA 19355. For additional information contact the Fund at 610-722-0900. Subsequent purchases may be made by mail or in person. The minimum is $100, but less may be accepted under special circumstances. Shareholders may also authorize the fund to automatically debit their bank account to purchase shares by completing the necessary information on their account application. Shareholders may also purchase shares of any Fund by directing a transfer from another Fund by telephone. Shares can also be purchased by automatic payroll deduction, or by automatic deduction from an account that you specify.

Dividends and Distributions
The Fund will automatically retain and reinvest dividends and capital gain distributions and purchase additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.

Redemptions
The Fund will redeem all or any portion of the total amount of the shares of any shareholder upon written request for redemption signed by the shareholder. Proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange may be required unless management knows the shareholder.

Shares are redeemed at the net asset value per share next determined after notice is received by the Fund. The proceeds received by the shareholder may be more or less than the cost of such shares, depending upon the net asset value per share at the time of redemption; the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made by check within seven days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable.

To redeem shares send your written request to Manor Investment Funds, 15 Chester Commons, Malvern, PA 19355. For additional information contact the Fund at 610-722-0900.

Pricing of Shares
The net asset value of the Fund's shares are determined as of the close of trading on the New York Stock Exchange on each business day the Exchange is open (presently 4:00 p.m.). The net asset value is not calculated if the New York Stock Exchange is closed for trading. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market. Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.



TAXATION OF THE FUND
	The Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). To qualify as a "regulated investment company" under Subchapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains form securities transactions, and no more than 50% of the Fund's assets may be in security holdings of any issuer that exceed 5% of the total assets of the Fund at the time of purchase.

	Distribution of any net long-term capital gains realized by the fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

	The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on the application form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.



UNDERWRITERS
	The Fund acts as its own underwriter.


CALCULATION OF PERFORMANCE DATA
	Any total rate of return quotation for the Fund will be for a period of three or more months and will assume the reinvestment of all dividends and capital gains distributions which were made by the Fund during that period. Any period total rate of return quotation of the fund will be calculated by dividing the net change in value of a hypothetical shareholder account established by an initial payment of $1,000 at the beginning of the period by 1,000. The net change in the value of a shareholder account is determined by subtracting $1,000 from the product obtained by multiplying the net asset value per share at the end of the period by the sum obtained by adding (A) the number of shares purchased at the beginning of the period plus
(B) the number of shares purchased during the period with reinvested dividends and distributions. Any average annual compounded total rate of return quotation of the Fund will be calculated by dividing the redeemable value at the end of the period (i.e., the product referred to in the preceding sentence) by $1,000. A root equal to the period, measured in years, in question is then determined and 1 is subtracted from such root to determine the average annual compounded total rate of return.

	The foregoing computation may also be expressed by the following formula:

			P(1+T)^n = ERV

		P = a hypothetical initial payment of $1,000

		T = average annual total return

		n = number of years

		ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the stated periods at the end of the
                  stated periods.













                     MANOR INVESTMENT FUNDS, INC.
                       MALVERN, PENNSYLVANIA

                       Financial Statements
                        For the Year Ended
                        December 31, 2001
                              and
                     Independent Auditor's Report














Independent Auditor's Report

To the Shareholders and
 Board of Directors of
Manor Investment Funds, Inc.

I have audited the accompanying statements of assets and liabilities of Manor Fund, Growth Fund and Bond Fund (the portfolios constituting Manor Investment Funds, Inc.), including the schedules of investments, as of December 31, 2001, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to collectively as "financial statements") are the responsibility of the Funds' management. My responsibility is to express an opinion on these financial statements based on my audits.

I conducted my audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and broker.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audits provide a reasonable basis for my opinion.

In my opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Funds referred to above as of December 31, 2001, the results of each of their operations for the year then ended, and the changes in each of their net assets, and each of their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.




Claude B. Granese, CPA






Spring House, Pennsylvania
January 23, 2002
















STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2001




ASSETS                     Manor              Growth                 Bond

Investments in
securities, at fair value
(Notes 2 and 4)     $     1,954,205        $    1,376,346           $1,425,159

Cash                        134,665               145,037               34,589

Interest receivable
and other                       295                   770               18,115
                     ---------------       ---------------      ---------------
     Total Assets         2,089,165             1,522,153            1,477,863
                     ---------------       ---------------      ---------------

LIABILITIES

Accrued expenses              2,272                   -                  1,440
                     ---------------       ---------------      ---------------
     Total Liabilities        2,272                   -                  1,440
                     ---------------       ---------------      ---------------
NET ASSETS             $  2,086,893          $  1,522,153         $  1,476,423
                     ===============       ===============      ===============

NET ASSETS CONSIST OF:

Capital stock (par
value and paid-in
capital)              $   2,092,586        $    1,871,084         $  1,422,297

Accumulated net
investment (loss)
income                      (10,630)              (15,563)              2,130

Accumulated net realized
(loss) gain                (122,372)             (199,947)
                -
Net unrealized
appreciation
(depreciation)              127,309              (133,421)              51,996
                     ---------------       ---------------      ---------------

NET ASSETS             $  2,086,893          $  1,522,153          $ 1,476,423
                     ===============       ===============      ===============


CAPITAL SHARES OUTSTANDING
(10,000,000 authorized
shares; $.001 par value)    158,092               170,071              138,834



NET ASSET VALUE
PER SHARE                  $  13.20               $  8.95             $  10.63
                     ===============       ===============      ===============








The accompanying notes are an integral part of these financial statements.






MANOR INVESTMENT FUNDS,INC.
MANOR FUND
SCHEDULE OF INVESTMENTS
December 31, 2001



                             Percentage
                             of Market                          Market
COMMON STOCK (Shares)          Value             Cost            Value


Aerospace
1,230 Boeing                    2.4%    $      38,401      $    47,699
                              ------         --------          -------

Automobile
1,690 General Motors            4.2%           93,449           82,134
                              ------         --------          -------

Computer
2,350 Cisco Systems *           2.2%           36,199           42,559
2,570 Citrix Systems*           3.0%           73,442           58,236
1,960 Hewlett-Packard           2.1%           42,964           40,258
4,320 Intel                     7.0%           99,894          135,864
  950 International
      Business Machines         5.9%           53,557          114,912
1,060 Scientific Atlanta        1.3%           56,032           25,376
                              ------         --------          -------
                               21.3%          362,088          417,205
                              ------         --------          -------
Construction
1,910 KB Home                   3.9%           60,508           76,591
                              ------         --------          -------


Consumer Discretionary
1,660 AOL Time Warner *         2.7%          105,044           53,286
                              ------         --------          -------

Consumer Staples
1,560 PepsiCo                   3.9%           63,305           75,956
                              ------         --------          -------


Finance
2,720 Allstate Insurance        4.7%          103,852           91,664
2,799 Citigroup                 7.2%           84,506          141,294
1,120 Fed. Nat. Mortgage Assoc. 4.6%           82,914           89,040
  620 Fed. Home Loan Mortgage   2.1%           40,559           40,548
                              ------         --------          -------
                               18.6%          311,831          362,546
                              ------         --------          -------

Industrial Products
2,240 Tyco Intl. Ltd.           6.8%           99,677          131,936
                              ------         --------          -------

Medical
2,340 Manor Care*               2.8%           51,694           55,481
1,600 Merck                     4.8%           96,479           94,080
2,970 Pfizer                    6.1%           77,962          118,355
                              ------         --------          -------
                               13.7%          226,135          267,916


Multi-Industry
2,270 General Electric         4.7%            63,020           90,982
                              ------         --------          -------

Oil
1,000 Chevron Texaco           4.6%            85,436           89,610
1,220 Devon Energy             2.4%            71,599           47,153
1,010 Nabors*                  1.8%            60,627           34,673
                              ------         --------          -------
                               8.8%           217,662          171,436
                              ------         --------          -------

Retail
1,305 Cardinal Health          4.3%            82,843           84,381
                              ------         --------          -------


Utilities
970 Excelon                    2.4%            61,420           46,445
                              ------         --------          -------


TOTAL COMMON STOCK             97.7%        1,785,383        1,908,513
                              ------       ----------        ---------


INDEXED SECURITIES
400 S&P 500 SPDR               2.3%            41,513           45,692
                              ------         --------         --------


TOTAL INVESTMENTS
 IN SECURITIES                100.0%    $   1,826,896    $   1,954,205
                             ========   =============    =============

* Non-income producing security.




The accompanying notes are an integral part of these financial statements.



MANOR INVESTMENT FUNDS,INC.
GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2001



                             Percentage
                             of Market                         Market
COMMON STOCK (Shares)          Value          Cost             Value


Business Services
1,000 TMP Worldwide*            3.1%      $  61,375         $  42,900
                              ------        -------           -------


Computer
620 Cisco Systems *             0.8%         31,924            11,228
1,570 Dell Computer *           3.1%         71,341            42,673
1,980 Intel                     4.5%         86,056            62,271
  960 Microsoft *               4.6%         94,894            63,619
2,080 Sun Microsystems *        1.9%         64,809            25,667
1,930 Vishay Intertec *         2.7%         75,384            37,635
1,110 Waters Corp.*             3.1%         41,936            43,013
1,900 Xilinx *                  5.4%         81,829            74,195
                              ------        -------           -------
                               26.2%        548,173           360,301
                              ------        -------           -------

Consumer Discretionary
1,480 Barnes & Noble *          3.2%         35,402            43,808
2,370 Cendant Corp.             3.4%         28,119            46,476
                              ------        -------           -------
                                6.6%         63,521            90,284
                              ------        -------           -------

Consumer Staples
1,270 Jones Apparel Group *     3.1          44,054            42,126
                              ------        -------           -------

Finance
1,500 Dime Bankcorp.            3.9%         34,168            54,120
870 Greenpoint Financial        2.3%         30,045            31,103
790 T. Rowe Price               2.0%         28,905            27,437
                              ------        -------           -------
                                8.2%         93,118           112,660
                              ------        -------           -------

Medical
770 Andrx Group*                3.9%         41,499            54,216
1,530 Cytyc *                   2.9%         31,824            39,933
  980 Express Scripts*          3.3%         51,636            45,825
  360 Forest Labs*              2.1%         25,839            29,502
2,843 Ivax Corp. *              4.2%         49,534            57,258
  570 Quest Diagnostics*        3.0%         35,227            40,875
  870 Universal Health*         2.7%         37,526            37,219
                              ------        -------           -------
                               22.1%        273,085           304,828
                              ------        -------           -------

Oil
1,835 Global SantaFe            3.8%         54,351            52,334
1,120 Helmerich Payne           2.7%         57,136            37,386
1,260 Ultramar Diamond Shamrock 4.5%         36,482            62,345
                              ------        -------           -------
                               11.0%        147,969           152,065
                              ------        -------           -------


Retail
769 Amerisource Bergen          3.6%         28,799            48,870
550 Ebay*                       2.7%         25,227            36,795
                              ------        -------           -------
                                6.2%         54,026            85,665
                              ------        -------           -------

Transportation
830 Tidewater                   2.0%         34,131            28,137
                              ------        -------           -------

TOTAL COMMON STOCK             88.6%      1,319,452         1,218,966
                              ------      ---------         ---------

INDEXED SECURITIES
640 MidCap SPDR Trust           4.3%         53,368            59,326
520 Nasdaq 100 Dep. Trust *     1.5%         50,605            20,310
680 S&P 500 SPYDR               5.6%         86,342            77,744
                              ------        -------           -------
TOTAL INDEXED SECURITIES       11.4%        190,315           157,380
                              ------        -------           -------


TOTAL INVESTMENTS
  IN SECURITIES                100.0%  $  1,509,767      $  1,376,346
                              =======  ============      ============
* Non-income producing security.




The accompanying notes are an integral part of these financial statements.






MANOR INVESTMENT FUNDS, INC.
BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2001



                                   Percentage
                                    of Market    Face                  Market
U.S. GOVERNMENT OBLIGATIONS           Value     Amount     Cost        Value


U.S. Treasury Notes
4.625% due 2/28/03                   10.8%   $ 150,000  $ 150,633  $  154,125
3.875% due 7/31/03                   14.3%     200,000    199,813     203,750
2.75% due10/31/03                     7.0%     100,000    100,562      99,781
5.25% due 5/15/04                    13.2%     180,000    181,819     187,706
6.0% due 8/15/04                      7.4%     100,000     99,438     106,156
5.875% due 11/15/05                   7.5%     100,000     99,234     106,250
5.625% due 2/15/06                    7.4%     100,000    100,391     105,375
4.625% due 5/15/06                   10.7%     150,000    147,492     152,109
5.50% due 5/15/09                     7.3%     100,000     91,844     103,625
6.0% due 8/15/09                      7.5%     100,000     97,484     106,594
5.0% due 2/15/11                      7.0%     100,000    104,453      99,688
                                    ------   ---------  ---------  ----------
Total U.S. Treasury Notes           100.0%   1,380,000  1,373,163   1,425,159
                                    ------   ---------  ---------  ----------

TOTAL U.S. GOVERNMENT OBLIGATIONS   100.0%   1,380,000  1,373,163   1,425,159
                                    ------   ---------  ---------  ----------

TOTAL INVESTMENTS IN SECURITIES     100.0%  $1,380,000 $1,373,163  $1,425,159
                                    ======  ========== ==========  ==========






The accompanying notes are an integral part of these financial statements.








MANOR INVESTMENT FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001



                                          Manor        Growth        Bond
Investment Income

  Dividends                          $   25,344    $   5,609     $     -
  Interest                                6,658        9,560        61,290
                                        --------     --------       -------
     Total investment income         $   32,002    $  15,169     $  61,290
                                        --------     --------       -------

Expenses
  Advisory and management fee
      (Note 3)                           23,601       15,676         5,858
  Professional fees                       7,754        4,439         3,011
  Custodian fee (Note 5)                  1,038        1,043         1,467
  Other                                   2,257        2,303         1,881
                                        --------     --------       -------
     Total expenses                      34,650       23,461        12,217
                                        --------     --------       -------

Net Investment (Loss) Income             (2,648)      (8,292)       49,073
                                        --------     --------       -------

Realized and Unrealized Gain (Loss)
  on Investments (Note 4)
 Net realized (loss) gain on
    investments                         (78,780)     (45,013)           -
 Net change in unrealized
    appreciation/depreciation
    on investments                     (352,004)     (53,439)       22,315
 Net realized and unrealized
 (loss) gain on investments            (430,784)     (98,452)       22,315
                                       ---------     --------       -------


Net (Decrease) Increase in Net Assets
 Resulting from Operations            $(433,432)   $(106,744)      $71,388
                                      ==========   ==========      ========



The accompanying notes are an integral part of these financial statements.












MANOR INVESTMENT FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2001 and 2000



                                                      Manor
                                              2001              2000
(Decrease) Increase in Net Assets
 from Operations
  Net investment (loss) income        $     (2,648)      $     (8,997)
  Net change in unrealized appreciation/
     depreciation on investments          (352,004)          (209,151)
                                        ----------          ----------
  Net (decrease) increase in net assets
    resulting from operations             (433,432)          (218,036)
                                        ----------          ----------

 Distributions to Shareholders from
  Net investment income                         -                 -
  Net realized gain                             -                 -
                                        ----------          ----------
   Total distributions                          -                 -
                                        ----------          ----------

Capital Share Transactions
   Proceeds from shares sold               556,807            385,201
   Reinvestment of distributions                -                 -
   Payment for shares redeemed            (605,915)          (553,698)
                                        ----------          ----------
   Net (decrease) increase in net
     assets from capital share
     transactions                          (49,108)          (168,497)
                                        ----------          ----------

Total (Decrease) Increase in Net Assets   (482,540)          (386,533)

Net Assets
  Beginning of year                      2,569,433           2,955,966
                                        ----------          ----------
  End of year                           $2,086,893          $2,569,433
                                        ----------          ----------

Transactions in Shares of the Fund
   Sold                                     37,157             22,503
   Issued in reinvestment of distributions     -                -
   Redeemed                                (42,112)           (32,496)
                                        -----------        -----------
   Net (decrease) increase in outstanding
    shares of the Fund                      (4,955)            (9,993)
                                        -----------        -----------






The accompanying notes are an integral part of these financial statements.








MANOR INVESTMENT FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2001 and 2000



                                                      Growth
                                             2001                2000
(Decrease) Increase in Net Assets
 from Operations
  Net investment (loss) income        $     (8,292)       $     (7,297)
  Net realized (loss) gain on
      investments                          (45,013)           (151,266)
  Net change in unrealized appreciation/
     depreciation on investments           (53,439)           (201,015)
                                         ----------          ----------
  Net (decrease) increase in net assets
   resulting from operations              (106,744)           (359,578)
                                         ----------          ----------

Distributions to Shareholders from
  Net investment income                        -                 -
  Net realized gain                            -                 -
                                         ----------          ----------
   Total distributions                         -                 -
                                         ----------          ----------

Capital Share Transactions
   Proceeds from shares sold                348,348             894,181
   Reinvestment of distributions                                 -
   Payment for shares redeemed             (247,868)           (143,638)
                                         ----------          ----------
   Net (decrease) increase in net
     assets from capital share
     transactions                           100,480             750,543
                                         ----------          ----------

Total (Decrease) Increase in Net Assets     (6,264)             390,965


Net Assets
  Beginning of year                       1,528,417           1,137,452
                                         ----------          ----------
  End of year                            $1,522,153          $1,528,417
                                         ----------          ----------



Transactions in Shares of the Fund
   Sold                                      38,294              75,206
   Issued in reinvestment of distributions      -                 -
   Redeemed                                 (28,508)            (11,944)
                                         ----------          ----------
   Net (decrease) increase in outstanding
    shares of the Fund                        9,786              63,262
                                         ----------          ----------




The accompanying notes are an integral part of these financial statements.






MANOR INVESTMENT FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2001 and 2000


                                                       Bond
                                               2001           2000
(Decrease) Increase in Net Assets
 from Operations
  Net investment (loss) income            $  49,073           $  32,178
  Net realized (loss) gain
      on investments                           -                    219
  Net change in unrealized appreciation/
     depreciation on investments             22,315              33,781
                                         ----------          ----------
  Net (decrease) increase in net assets
    resulting from operations                71,388              66,178
                                         ----------          ----------

Distributions to Shareholders from
  Net investment income                     (48,343)            (31,019)
  Net realized gain                            -                   (219)
   Total distributions                      (48,343)            (31,238)

Capital Share Transactions
   Proceeds from shares sold                813,004             504,253
   Reinvestment of distributions             48,343              31,238
   Payment for shares redeemed             (211,078)           (194,741)
                                         ----------          ----------
   Net (decrease) increase in net assets from
    capital share transactions              650,269             340,750
                                         ----------          ----------

Total (Decrease) Increase
       in Net Assets                        673,314             375,690

Net Assets
  Beginning of year                         803,109             427,419
                                         ----------          ----------
  End of year                            $1,476,423            $803,109
                                         ----------          ----------

Transactions in Shares of the Fund
  Sold                                       76,863              49,988
  Issued in reinvestment of
       Distributions                          4,389               2,895
   Redeemed                                 (19,689)            (18,788)
                                         ----------          ----------
   Net (decrease) increase in
      outstanding shares of
         the Fund                            61,563              34,095
                                         ----------          ----------


The accompanying notes are an integral part of these financial statements.




MANOR INVESTMENT FUNDS, INC.
	NOTES TO FINANCIAL STATEMENTS
December 31, 2001

Note 1-Organization

Incorporated in Pennsylvania on September 13, 1995, Manor Investment Funds, Inc. (the Company) was in the initial stages of development until January 27, 1996 when it began to sell shares of its stock to the public. The Company is an open-end, non-diversified management investment company, registered under the Investment Company Act of 1940. Manor Fund, Growth Fund, and Bond Fund (collectively referred to as the Funds) presently constitute Manor Investment Funds, Inc. The primary investment objectives of each of these Funds follow:

Manor Fund-Conservative capital appreciation and current income, investing primarily in common stock of large corporations in the United States.

Growth Fund-Long-term capital appreciation, investing primarily in common stock of U.S. corporations.

Bond Fund-Intermediate-term fixed income, investing primarily in U. S. Government obligations.

Note 2-Significant Accounting Policies

Following is a summary of the Funds' significant accounting policies which are in conformity with generally accepted accounting principles for investment companies:

Security Valuation and Accounting-Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.

The Funds follow industry practice and record security transactions on the trade date.

Cash-Cash consists of checking and money market accounts with the custodian.
As financial instruments, such accounts potentially subject the Funds to concentration of credit risk. The carrying value of these accounts approximates market value due to their short-term nature.

Federal Income Taxes-The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income. Accordingly, no provision for federal income tax or excise tax is required in these financial statements.

Distributions-Each Fund generally pays, or intends to pay dividends from net investment income and to distribute net capital gains that it realizes. Distributions to shareholders are recorded on the ex-dividend date.

Realized Gains and Losses on Investment Transactions-Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Accounting Estimates-Preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Other- Interest income is recognized on the accrual basis. When applicable, premiums and discounts on purchased U. S. government obligations are amortized or accreted to interest income over the life of the obligation.








MANOR INVESTMENT FUNDS, INC.
	NOTES TO FINANCIAL STATEMENTS (Continued)
	December 31, 2001

As mutual funds, the Funds' investments are subject to stock market risk, bond market risk and inflation risk. Manor Fund and Growth Fund will have higher exposure to stock market risk because of their significant investments in stocks. Bond Fund will have higher exposure to bond market risk and inflation risk because of its significant investments in U.S. Treasury Notes.

Note 3-Related Party Transactions

Daniel A. Morris, President of Manor Investment Funds, Inc., is also the sole shareholder, officer and director of Morris Capital Advisors, Inc. (Morris). Mr. Morris (and his wife) and other directors, own shares in the Funds. Each of the Funds has an investment management and advisory services agreement (the Agreements) with Morris.

Monthly, the Funds pay Morris a fee equivalent to one percent per annum of the daily average net assets of the Manor and Growth Funds (.5 percent for Bond Fund). Each of the Funds bears expenses necessary and incidental to the conduct of its business.

The Agreements must be approved annually by a majority vote of the Funds' non-interested Board of Directors.

Note 4-Investment Transactions

Purchases of investment securities for Manor, Growth and Bond aggregated $581,755, $669,741 and $1,057,047, respectively in 2001; sales aggregated
$641,368 and $435,532 for Manor and Growth, respectively.

For income tax purposes, Manor Fund has capital loss carryovers of $43,592 and $78,780 realized in 1999 and 2001. Growth Fund capital losses of $3,666, $151,266 and $45,013 and were realized in 1999-2001. Such losses will be carried forward to offset future realized capital gains. If not used, they will expire in 2007 through 2009.

Each Fund portfolio consists of securities that have risen in value since their purchase (called unrealized gain), or securities that have fallen in value (unrealized loss) since their purchase. At December 31, 2001, net unrealized appreciation and depreciation of investment securities for financial reporting and federal income tax reporting were as follows:

Manor Fund-Net unrealized appreciation of $127,308 consisted of unrealized gains of $318,923 and unrealized losses of $191,615.

Growth Fund-Net unrealized depreciation of $133,421 consisted of unrealized gains of $150,171 and unrealized losses of $283,592.

Bond Fund-Net unrealized appreciation of $51,996 consisted of unrealized gains on U.S. Government obligations of $57,542 and unrealized losses of $5,546.

Note 5-Custody Agreement

Under an agreement, The First National Bank of Chester County (FNB) acts as the custodian for each of the Funds. FNB charges fees in accordance with its standard rates for such services, payable monthly.





MANOR INVESTMENT FUNDS, INC.
MANOR FUND
FINANCIAL HIGHLIGHTS
Years Ended December 31, 2001



                                   2001      2000      1999      1998      1997
                                 ------    ------    ------    ------    ------
PER SHARE DATA (1)

Net asset value,
   beginning of year           $  15.76  $  17.08  $  15.46  $  13.77  $  11.13
                                 ------    ------    ------    ------    ------

Investment operations
  Net investment (loss) income    (0.02)    (0.06)     0.07      0.03      0.06

 Net realized and unrealized

  (loss) gain on investments     (2.54)     (1.26)     1.62     1.88       2.90
                                 ------    ------    ------    ------    ------

Total from investment operations (2.56)     (1.32)     1.69     1.91       2.96
                                 ------    ------    ------    ------    ------

Distributions
 Dividends from net
   investment income               -           -      (0.07)    (0.03)    (0.06)
 Distributions from realized
   capital gains                   -           -        -       (0.19)    (0.26)
                                 ------    ------    ------    ------    ------

Total distributions                -           -      (0.07)    (0.22)    (0.32)

Net (decrease) increase in
    net asset value             (2.56)     (1.32)      1.62      1.69      2.64
                                ------    ------     ------     ------    ------

Net asset value, end of year $  13.20  $   15.76   $  17.08  $  15.46  $  13.77
                             --------    -------    -------     ------   -------

(1)Selected data based on weighted average shares outstanding.


TOTAL INVESTMENT RETURN      -16.24%     -7.73%     10.95%     13.65%     25.52%
                             --------    -------    -------    ------    -------

RATIOS (to Average Net Assets)

Investment income-net         -0.11%     -0.32%      0.44%      0.22%      0.50%
                             --------    -------    -------    ------    -------

Expenses                       1.50%      1.50%      1.50%      1.50%      1.42%
                             --------    -------    -------    ------    -------
PORTFOLIO TURNOVER RATE          28%       16%         19%        23%        27%
                             --------    -------    -------    ------    -------



The accompanying notes are an integral part of these financial statements.



                           MANOR INVESTMENT FUNDS, INC.
                               Financial Highlights
                   For the Year Ended December 31, 2001 and 2000
                    and the Six Months Ended December 31, 1999



                                       Growth                     Bond
PER SHARE DATA (1)           2001     2000     1999    2001     2000     1999
                           ------   ------   ------  ------   ------   ------

Net asset value,
    beginning of period    $ 9.54   $11.72   $10.00  $10.39   $ 9.90   $10.00
                           ------   ------   ------  ------   ------   ------

Investment operations
  Net investment (loss)
        Income              (0.05)  (0.05)      -      0.43     0.46     0.18
 Net realized and
   unrealized (loss) gain
   on investments           (0.54)  (2.13)     1.72    0.23     0.47    (0.11)
                            ------  ------   ------  ------   ------   ------

Total from investment
   Operations               (0.59)  (2.18)     1.72    0.66     0.93      0.07
                            ------  ------   ------  ------   ------   ------

Distributions from
 Net investment income        -       -        -      (0.42)   (0.44)   (0.17)
                            ------   ------  ------  ------   ------   ------

Net asset value, end of
      Period                $ 8.95  $ 9.54   $11.72  $10.63   $10.39  $  9.90
                            ------   ------  ------  ------   ------   ------


(1)Selected data based on weighted average shares outstanding.

TOTAL INVESTMENT RETURN     -6.18%   18.6%   17.2%    6.35%     9.39%     0.7%
                            ------  ------  ------   ------    ------   ------


RATIOS (to Average
     Net Assets)                             (2)                         (2)

Investment (loss)
     income-net            -0.53%   -0.44%   0.01%    4.01%     4.45%    3.58%
                           ------   ------   ------  ------    ------   ------

Expenses                    1.50%   1.52%    1.49%    1.00%     1.00%    1.00%
                           ------   ------   ------  ------    ------   ------

PORTFOLIO TURNOVER RATE     33.6%   16.0%     4.0%     0.0%      0.0%     0.0%
                           ------   ------   ------  ------    ------   ------


(2) Annualized



The accompanying notes are an integral part of these financial statements.











FORM N-1A

PART C
OTHER INFORMATION



Item 24.		Financial Statements and Exhibits

a. Financial Statements - Financial highlights are included in Part A and all other financial statements are presented in Part B.

	Manor Investment Funds, Inc.
		Statement of Net Assets as of December 31, 2001
		Statement of Operations for the Year Ended December 31, 2001 Statement of Changes in Net Assets for the Years Ended
                         December 31, 2000 and 2001
      Financial Highlights for the Years Ended
                         December 31, 1997, 1998, 1999, 2000 and 2001
		Notes to Financial Statements

b.   Exhibits
(a)    Registrant's Articles of Incorporation, Exhibit 1 to Registrant's
           Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

(b)    Registrant's By-Laws; Exhibit 2 to Registrant's Registration
           Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

(c)    Voting Trust Agreement (None)

(d)    Stock Certificate; Exhibit 4 to Registrant's Registration Statement
           of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

(e)    Investment Advisory Contract; Exhibit 5 to Registrant's
           Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

(f)    Underwriting Agreements (None)

(g)    Reimbursement Agreements with Officers and/or Directors; Exhibit 7 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

(h)    Custodian Agreement; with First National Bank of West Chester;
           Exhibit 8 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

(i)    Other Contracts (None)

(j)    Opinion of Counsel Concerning Fund Securities

(k)    Consent of Claude B. Granese, CPA

(l)    Other Financial Statements (None)

(m)    Powers of Attorney (None)

(n)    Initial Capital Arrangement Agreements (None)

(o)    Code of Ethics; Exhibit 15 to Registrant's Registration Statement of
           Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

2.    Control Persons
           Mr. Daniel A. Morris is the sole owner, director and officer of the Investment Adviser and is also president of the Fund. As of December 31, 2001 Mr. Morris and his wife Anne own 5.5% of the outstanding shares of the Fund.

3.    Number of Shareholders
          There were 114 shareholders of the Manor Investment Funds as of December 31, 2001.

4.    Indemnification
          The registrant has been advised that, in the opinion of the Securities and Exchange Commission, indemnification for liability arising under the Securities Act of 1933 for directors, officers and controlling persons of the registrant is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

5.    Activities of Investment Adviser
          The activity of Morris Capital Advisors, Inc., at the present time is performance of the Investment Advisory Contract with the Manor Investment Funds and for individual and corporate clients on an individual account basis.

6.    Principal Underwriter
          The Fund acts as its own underwriter.

7.    Location of Accounts & Records
          All Fund records are held in corporate headquarters, 15 Chester Commons, Malvern, PA 19355.

8.    Management Services
          Not Applicable.

9.    Distribution Expenses
          The Fund currently bears no distribution expenses.

10.  Undertakings
          None.



CONSENT OF CERTIFIED PUBLIC ACCOUNTANT

I consent to the inclusion of my report, dated January 23, 2002, on my audit of the financial statements of Manor Investment Funds, Inc. (the Fund), in the registration statement Form N-1A, Amendment Number 7 of the Fund. I also consent to the reference of my firm in such registration statement.



Claude B. Granese, CPA

Spring House, Pennsylvania
March 25, 2002



SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Manor Investment Funds, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Malvern, Pennsylvania, on the 31st day March.

Manor Investment Funds, Inc.

By: _________________________________
          Daniel A. Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




Signature
Title
Date

Daniel A. Morris          President, Chief Executive Officer and Director


Bruce Laverty             Secretary


James McFadden            Director


Richard A. Kund, Jr.      Director


Fred Myers                Director


Alan Weintraub            Director


Edward Matejkovic         Director


Edward Szkudlapski        Director



Donald Thompson           Director